LOSSES PER SHARE - Computation of diluted earnings (Details) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	311,009,150	287,106,340
Outstanding employee options and nonvested restricted stocks
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	82,769,840	60,278,930
Shares of convertible senior notes
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	228,239,310	226,827,410